Income Taxes - Schedule Movement of valuation allowance (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Valuation Allowance [Line Items]
Balance at beginning of the year	¥ 747,354	¥ 727,508	¥ 599,633
Addition	63,970	19,846	127,875
Total	¥ 811,324	¥ 747,354	¥ 727,508